Shareholder Report, Line Graph (Details) 194003_Kensington Managed Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 28, 2019	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 28,791	$ 27,583	$ 26,531	$ 28,256	$ 27,898	$ 25,799	$ 25,000	$ 30,314
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	25,679	25,362	24,033	27,627	28,060	26,101	25,000	$ 27,554
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Total Return Index
Accumulated Value	$ 32,232	$ 29,789	$ 26,256	$ 29,573	$ 28,068	$ 26,437	$ 25,000	$ 34,973